Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Concentration Risk [Line Items]
Total revenue	$ 3,184	$ 2,388
Foreign currency transaction gains	2,000	500
Lease, cost	1,300	900
Revenue Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Total revenue	$ 2,600	$ 2,000
Customer One | Accounts Receivable | Credit Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	84.00%
Customer One | Revenue Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	10.00%
Customer Two | Accounts Receivable | Credit Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage		72.00%
Customer Two | Revenue Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	10.00%